Reply Attention of	Ethan P. Minsky
Direct Tel.	604.643.3151
EMail Address	epm@cwilson.com
Our File No.	27975-0001 / CW1101364.1

April 12, 2007

BY EDGAR AND BY COURIER

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-4561

USA

Attention:	Maryse Mills-Apenteng

Dear Sirs:

Re: Navitrak International Corporation Preliminary Information Statement on Schedule 14C Filed on March 2, 2007 File No. 0-52412

                              Thank you for your letter of March 6, 2007 with respect to the Preliminary Information Statement on Schedule 14C (the "Schedule 14C") filed by Navitrak International Corporation (the "Company"). For your ease of reference, our responses are numbered in a manner that corresponds with your comments. We enclose three blacklined copies of Amendment No. 1 to the Schedule 14C (the "Amendment").

Reverse Stock Split and Name Change

1.

We note your statement on page 3 that the name change and reverse split will “better position our company to raise additional capital.” Please expand to explain how the name change and reverse split will help you to achieve this result. Also indicate whether you have current plans, proposals or arrangements to raise additional capital. For instance, clarify whether you have any agreements, understandings or have otherwise entered into any negotiations to raise capital at this time.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

The Company believes that both the reverse split and the name change may help it raise capital for different reasons.

(a)

The Company’s common shares are currently listed for quotation on the Pink Sheets. Since early November of 2006 the price for the Company’s common shares on the Pink Sheets has declined from approximately $1.00 to less than $0.10 on consistently low volume. In addition, as at December 31, 2006 the Company owed approximately $4,400,000 to creditors and its debt has continued to increase over the past year, primarily as a result of insufficient revenue from operations. The Company needs to raise money in addition to operating revenue in order to maintain its existing operations and to repay debt that is past due. Although the Company believes that it can continue to expand its sales and increase its revenues, revenues from its current sales are not adequate to fund the Company’s current operating needs. The Company believes that without a significant infusion of additional capital there is very little hope that it will be in a position to fund operations and service debt until revenues from operations reach ‘break even’. A recent effort to determine the level of interest of the Company’s existing European investor population in an offering of common shares at a discount to the current market price failed to produce any positive result and the Company has been unable to identify a source of additional capital. The Company believes that the combination of low share price and substantial debt have made it unattractive to prospective investors.

(b)

The Company’s single largest creditor is G.M. Capital Partners Ltd. G.M. Capital Partners Ltd. has provided the Company with advice and assistance in respect of, among other things, raising capital since the Company entered in to a written agreement with G.M. Capital Partners Ltd. in December of 2004. G.M. Capital Partners Ltd. has connections with European investors who have previously invested in the Company. G.M. Capital Partners Ltd. is aware of both the Company’s need for additional capital and its inability to source that capital and has offered to help reorganize the Company’s capital structure in order to make it more attractive to new investment. G.M. Capital Partners Ltd. has orally committed to help the Company sell between $3,000,000 and $7,000,000 worth of common shares at one dollar per share in a Regulation S offering but only if the Company first reorganizes its capital structure in order to make it more attractive to new investment. The Company believes, and G.M. Capital Partners Ltd. concurs, that the Company would be more attractive to new investors if it were to roll-back the number of common shares that it has issued and outstanding. In addition, the Company believes that a roll-back will provide some incentive to one or more of its existing creditors to accept payment of their debt by way of common shares. Finally, the Company believes that a roll-back should help increase its share price in the short term, which may have the effect of increasing general interest in its common stock.

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(c)

Recent sales have not been as successful as the Company had anticipated. The Company believes that this may be due primarily to a history of design, installation and reliability issues experienced by some of its prior customers with its legacy AeroNavitraker product. The Company has begun to arrange relationships with third parties whereby it hopes to supplement sales of its legacy product with sales of other products. In this regard, the Company has begun to shift its business model to include the sale of products manufactured by others but sold by the Company either under the third party manufacturer’s brand name or under ‘private label’ arrangements. The Company’s management believes that sales of these other products might be more successful if they were marketed and sold under a brand that is distinct from that of the legacy AeroNavitraker product. Primarily for this reason the Company has decided to change its name to VECTr Systems, Inc., although it currently intends to continue to sell its legacy product under the AeroNavitraker brand name. The Company chose the name VECTr Systems, Inc. for its new brand. This name does not, to the Company’s knowledge, have any history of its own, nor does it have any other connection to the Company or any other person. The change of name does not signify any change in the Company’s business other than as described above.

2.

We note that because the company does not intend to reduce the number of authorized shares the reverse split will have the effect of increasing the number of authorized and unissued shares. Please state the number of authorized and unissued shares after the reverse split. Please revise to disclose whether you have any current plans, proposals or arrangements to issue any of the additional shares. For example, are there any proposals or plans to acquire any business or engage in any financing activities with the shares? If so, please disclose and if not, please state that you have no such plans, proposals, or arrangements written or otherwise at this time.

The Company has revised the disclosure to include the number of authorized and unissued shares after the reverse split. Please see the discussion at page 5 of the Schedule 14C. The Company has no current plans, proposals or arrangements to issue any of the additional shares except for the matters discussed in response to item 1, above, which are also referred to at page 3 of the Schedule 14C.

3.

We call your attention to Rule 10b-17, which you should consult in connection with the process of implementing any stock split. The rule sets out procedural and substantive requirements concerning providing notice of the reverse split to the NASD.

The Company is aware of Rule 10b-17 and the procedural and substantive requirements concerning the provision of notice about the reverse split to the NASD. The Company confirms that it will comply with these requirements.

4.	Please provide the contextual background necessary to facilitate shareholder understanding of the change in the company name to Vectr Systems, Inc. If

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the name change is related to a change in business or business strategy, a materially complete discussion of any such changes should be described.

The Company has provided the contextual background necessary to facilitate shareholder understanding of the change of the company name to VECTr Systems, Inc. Please refer to the discussion in the last paragraph of the response to item 1, above, and to the discussion in the Schedule 14C at pages 3 and 4.

We look forward to any further comments you may have regarding the Amendment or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.643.3151.

Yours truly,

CLARK WILSON LLP

Per: /s/ Ethan P. Minsky

Ethan P. Minsky

EPM/epm

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